SCHEDULE OF BLACK SCHOLES VALUATION ALLOWANCE MODEL (Details)	2 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Dividend yields		0.00%
Stock Options [Member]
Expected term		2 years 3 months
Expected volatility, Minimum		129.90%
Expected volatility,Maximum		131.40%
Risk-free interest rates		0.22%
Dividend yields		0.00%
Warrant [Member]
Expected term	5 years		3 years
Expected volatility, Minimum	132.40%
Expected volatility,Maximum	132.80%
Risk-free interest rates			1.40%
Dividend yields	0.00%		0.00%
Expected volatility			140.50%
Risk-free interest rates, Minimum	0.67%
Risk-free interest rates, Maximum	0.81%